INCOME TAX BENEFIT/(EXPENSE) - (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INCOME TAX BENEFIT/(EXPENSE)
PRC corporate income tax		¥ (841,069)	¥ (503,233)	¥ (259,758)
Deferred income tax benefit		198,802	99,061	485,719
Income tax benefit/(expense)	$ (98,715)	¥ (642,267)	¥ (404,172)	¥ 225,961
Corporate income tax rate	25.00%	25.00%	25.00%	25.00%
Tax concessions including a preferred tax rate	15.00%	15.00%	15.00%	15.00%